Income Taxes - Reconciliation of Expected Income Tax Benefit (Expense) to Actual Income Tax Expense Benefit (Expense) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory federal rate	34.00%	34.00%
State tax net of federal benefit	3.96%	3.73%
Change in valuation allowance	(16.88%)	(4.16%)
Incentive stock options	(41.60%)	(35.60%)
Provision to return adjustments	24.11%	(1.80%)
Meals and entertainment	(1.33%)	(0.74%)
Other Permanent differences	(4.37%)	(0.60%)
Income tax (expense)	(2.11%)	(5.17%)